Document and Entity Information	0 Months Ended
Aug. 05, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug. 05, 2013
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Aug. 05, 2013
Document Effective Date	Aug. 05, 2013
Prospectus Date	Mar. 01, 2013
Victory Diversified Stock Fund | Class A
Risk/Return:
Trading Symbol	SRVEX
Victory Dividend Growth Fund | Class A
Risk/Return:
Trading Symbol	VDGAX
Victory Established Value Fund | Class A
Risk/Return:
Trading Symbol	VETAX
Victory Special Value Fund | Class A
Risk/Return:
Trading Symbol	SSVSX
Victory Small Company Opportunity Fund | Class A
Risk/Return:
Trading Symbol	SSGSX
Victory Large Cap Growth Fund | Class A
Risk/Return:
Trading Symbol	VFGAX
Victory Global Equity Fund | Class A
Risk/Return:
Trading Symbol	VPGEX
Victory Balanced Fund | Class A
Risk/Return:
Trading Symbol	SBALX
Victory Investment Grade Convertible Fund | Class A
Risk/Return:
Trading Symbol	SBFCX
Victory International Fund | Class A
Risk/Return:
Trading Symbol	VIAFX
Victory International Select Fund | Class A
Risk/Return:
Trading Symbol	VISFX
Victory National Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	VNMAX
Victory Ohio Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	SOHTX
Victory Fund for Income | Class A
Risk/Return:
Trading Symbol	IPFIX